Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Compensation of key management personnel
Key management personnel of the Company include its directors and executive officers. In 2019, the Company recorded $5.8 million (2018 - $7.7 million) relating to compensation of key management personnel and $2.3 million (2018 - $11.3 million) for severance relating to key management personnel. In 2019, share-based compensation costs relating to compensation of key management personnel and severance were $10.3 million (2018 - $22.6 million) and nil (2018 - $2.8 million), respectively.